UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager International Equity Strategies Fund
Institutional Class / CMIEX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.95%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, communication services, financials, and information technology sectors boosted the Fund’s benchmark-relative performance most during the annual period.
Allocations
| Smaller allocations to both the pharmaceutical industry and Denmark, along with out-of-benchmark exposure to China, buoyed the Fund’s relative performance during the annual period.
Individual holdings
| Positions in Rolls-Royce, an aerospace engine manufacturer; Barclays, a bank holding company; and Tencent, a China-based fintech and provider of online and mobile games, were among the top contributors to benchmark-relative performance. A benchmark-relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the machinery and ground transportation industries, both components of the industrials sector, detracted from the Fund’s benchmark-relative results during the period.
Allocations
| An overweight to the information technology sector, an underweight to the banks industry, a component of the financials sector, and holding cash, detracted from relative performance during the period.
Individual holdings
| Fund positions in Japan-based SMC Corporation, a manufacturer of automatic control equipment; Renesas, a Japan-based semiconductor manufacturer; and Samsung Electronics, a manufacturer of electronics and computer peripherals based in South Korea, were among the top detractors from relative performance during the period. No exposure to HSBC, a UK-based financial services company, also detracted from relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class (a)	14.81	10.39	7.53
MSCI EAFE Index (Net)	13.87	10.15	6.70
(a)
The Fund’s performance prior to August 13, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott & Partners Limited (Walter Scott). Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund’s current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements
, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,074,447,700
Total number of portfolio holdings	628
Management services fees (represents 0.77% of Fund average net assets)	$ 21,883,722
Portfolio turnover for the reporting period	59%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Kering SA	1.7%
SAP SE	1.6%
Roche Holding AG, Genusschein Shares	1.4%
Samsung Electronics Co., Ltd.	1.4%
Reckitt Benckiser Group PLC	1.3%
Barclays Bank PLC	1.3%
Alstom SA	1.3%
Rolls-Royce Holdings PLC	1.3%
Infineon Technologies AG	1.2%
BNP Paribas SA	1.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the
Columbia
and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Multi-Manager International Equity Strategies Fund | Institutional Class

|

ASR302_08_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,834	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager International Equity Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager International Equity Strategies Fund | 2025

Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 1.0%
Aristocrat Leisure Ltd.	28,084	1,331,648
Aurizon Holdings Ltd.	73,470	155,591
Brambles Ltd.	66,733	1,130,934
CAR Group Ltd.	13,626	359,426
Cochlear Ltd.	27,050	5,326,565
Computershare Ltd.	25,646	638,223
CSL Ltd.	56,200	7,817,855
Northern Star Resources Ltd.	66,981	835,908
Pro Medicus Ltd.	2,856	554,734
Qantas Airways Ltd.	38,413	294,329
REA Group Ltd.	2,682	439,227
Rio Tinto PLC, ADR	75,968	4,764,713
Telstra Corp., Ltd.	205,337	656,931
Transurban Group	153,725	1,466,244
Waypoint REIT Ltd.	484,593	838,908
Wesfarmers Ltd.	55,502	3,324,490
WiseTech Global Ltd.	9,878	654,437
Woolworths Group Ltd.	61,703	1,161,489
Total		31,751,652
Austria 0.2%
DO & CO AG	4,299	1,142,515
Erste Group Bank AG	11,933	1,135,849
Erste Group Bank AG	2,299	219,168
OMV AG	50,134	2,761,364
Telekom Austria AG	23,242	254,534
voestalpine AG	3,988	132,125
Total		5,645,555
Belgium 0.9%
Anheuser-Busch InBev SA/NV	264,209	16,575,398
Groupe Bruxelles Lambert NV	3,863	339,548
KBC Group NV	2,739	322,855
Lotus Bakeries NV	20	196,129
Proximus SADP	131,006	1,135,620
Syensqo SA	116,988	10,341,017
Total		28,910,567
Common Stocks (continued)
Issuer	Shares	Value ($)
Brazil 1.0%
B3 SA - Brasil Bolsa Balcao	2,166,100	5,201,661
MercadoLibre, Inc.(a)	7,919	19,582,974
Wheaton Precious Metals Corp.	62,931	6,319,531
Total		31,104,166
Canada 3.5%
Agnico Eagle Mines Ltd.	27,312	3,937,571
Alamos Gold, Inc., Class A	43,238	1,316,597
Alimentation Couche-Tard, Inc.	175,100	8,875,167
Barrick Mining Corp.	376,289	10,020,576
Barrick Mining Corp.	424,200	11,314,265
Barrick Mining Corp.	4,995	132,927
Canadian National Railway Co.	79,500	7,696,163
Canadian Pacific Kansas City Ltd.	334,722	25,496,245
Constellation Software, Inc.	2,218	7,348,931
Franco-Nevada Corp.	324	61,025
Lumine Group, Inc.(a),(b)	165,252	5,821,453
Lundin Gold, Inc.	37,500	2,305,949
Open Text Corp.	154,797	5,119,137
Shopify, Inc., Class A(a)	43,733	6,178,598
Stella-Jones, Inc.	51,677	2,943,296
Suncor Energy, Inc.	148,863	6,148,042
TFI International, Inc.	31,439	2,978,733
Wesdome Gold Mines Ltd.(a)	25,877	343,388
Total		108,038,063
Chile 0.0%
Antofagasta PLC	18,415	534,336
China 4.1%
361 Degrees International Ltd.	88,000	72,034
Agricultural Bank of China Ltd., Class H	3,074,000	2,078,728
Bank of China Ltd., Class H	380,000	208,572
Bank of Chongqing Co., Ltd., Class H	362,000	347,313
Beauty Farm Medical and Health Industry, Inc.	197,000	887,012
BOC Hong Kong Holdings Ltd., ADR	6,440	584,237
Budweiser Brewing Co., APAC Ltd.	1,849,700	2,005,824
China CITIC Bank Corp., Ltd., Class H	490,000	438,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
China Galaxy Securities Co., Ltd., Class H	2,090,000	3,017,086
China International Capital Corp. Ltd., Class H	1,286,000	3,527,711
China Life Insurance Co., Ltd., Class H	37,000	115,096
China Merchants Securities Co., Ltd., Class H	419,200	910,357
China Petroleum & Chemical Corp., Class H	1,204,000	668,685
China Taiping Insurance Holdings Co., Ltd.	485,000	1,013,325
China Zheshang Bank Co., Ltd., Class H	2,193,000	751,552
CITIC Ltd.	252,000	361,778
COSCO SHIPPING Holdings Co., Ltd., Class H	30,500	53,145
Dongfang Electric Corp., Ltd., Class H	682,400	1,532,806
Futu Holdings Ltd., ADR	3,170	588,352
Gaotu Techedu, Inc., ADR(a)	193,672	755,321
GF Securities Co., Ltd.	87,800	209,694
Goldwind Science & Technology Co., Ltd., Class H	769,000	872,740
Hengan International Group Co., Ltd.	2,000	6,381
Hisense Home Appliances Group Co., Ltd., Class H	14,000	43,422
Huaxin Cement Co., Ltd., Class H	63,100	106,606
Industrial & Commercial Bank of China Ltd., Class H	4,690,000	3,488,909
Inner Mongolia ERDOS Resources Co., Ltd., Class B	171,600	168,344
JD Logistics, Inc.(a),(b)	922,700	1,533,068
Kanzhun Ltd., ADR(a)	24,379	575,832
Kweichow Moutai Co., Ltd., Class A	15,500	3,219,269
Livzon Pharmaceutical Group, Inc., Class H	79,600	362,489
Meituan, Class B(a)	258,670	3,445,210
Midea Group Co., Ltd.	728,600	7,528,650
NetEase, Inc.	38,300	1,050,217
Orient Securities Co., Ltd., Class H	2,672,000	2,625,382
PDD Holdings, Inc., ADR(a)	33,030	3,970,867
People’s Insurance Co. Group of China Ltd. (The), Class H	209,000	187,935
PetroChina Co., Ltd., Class H	142,000	137,500
Ping An Insurance Group Co. of China Ltd., Class H	1,589,500	11,572,587
Pop Mart International Group, Ltd.(b)	81,400	3,383,586
Silergy Corp.	214,000	2,139,259
Simcere Pharmaceutical Group Ltd.(b)	565,000	1,024,627
Sino Biopharmaceutical Ltd.	2,221,000	2,329,754
Common Stocks (continued)
Issuer	Shares	Value ($)
SITC International Holdings Co., Ltd.	78,000	274,959
Sunshine Insurance Group Co., Ltd.	1,605,500	865,121
Tencent Holdings Ltd.	470,700	36,453,130
Tencent Music Entertainment Group, ADR	474,335	11,630,694
Topsports International Holdings Ltd.	2,789,000	1,160,111
Weichai Power Co., Ltd., Class H	122,000	256,465
WuXi AppTec Co., Ltd., Class H	83,900	1,169,142
WuXi Biologics Cayman, Inc.(a)	15,500	66,679
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	4,394,545
Zhejiang Leapmotor Technology Co., Ltd.(a),(b)	158,900	1,326,301
Total		127,496,550
Denmark 2.3%
AP Moller - Maersk A/S, Class A	139	285,746
AP Moller - Maersk A/S, Class B	228	469,801
Carlsberg AS, Class B	7,735	946,120
Coloplast A/S, Class B	86,300	8,301,760
Danske Bank A/S	33,257	1,368,799
Demant A/S(a)	133,527	5,108,688
DFDS A/S(a)	75,852	1,188,487
DSV A/S	51,893	11,505,071
Genmab A/S(a)	2,984	744,774
Genmab A/S, ADR(a)	47,510	1,181,574
Novo Nordisk A/S, Class B	530,675	29,988,135
Novonesis Novozymes, Class B	123,389	7,849,064
Pandora A/S	4,111	568,329
Rockwool A/S, Class B	4,430	167,424
Tryg AS	17,027	447,476
Vestas Wind Systems A/S	47,080	937,243
Total		71,058,491
Finland 1.0%
KONE OYJ, Class B	234,961	14,778,458
Nokia OYJ	226,199	973,774
Nokia OYJ(a)	50,024	214,886
Nokia OYJ, ADR	2,346,813	10,091,296
Nordea Bank	81,164	1,238,585
Nordea Bank Abp	62,879	961,300
Nordea Bank Abp	11,217	171,331
Orion Oyj, Class B	4,894	390,964
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Wartsila OYJ	23,753	696,267
Total		29,516,861
France 11.4%
Air Liquide SA	52,100	10,734,554
Airbus Group SE	73,953	15,461,287
Airbus SE	2,072	435,511
Airbus SE, ADR	15,182	791,741
Alstom SA(a)	1,646,048	39,574,208
AXA SA	48,922	2,278,672
BNP Paribas SA	409,649	36,813,027
BNP Paribas SA, ADR	40,121	1,805,445
Bollore SA	86,606	505,634
Bouygues SA	8,912	382,173
Capgemini SE	120,742	17,173,065
Cie de Saint-Gobain SA	207,650	22,417,733
Credit Agricole SA	49,343	902,583
Danone SA	126,293	10,541,343
Dassault Aviation SA	2,924	923,032
Dassault Systemes SE	431,670	13,425,032
Edenred SE	232,032	6,712,065
Engie SA	263,683	5,456,485
Eurazeo SA	2,097	137,228
Fonciere Des Regions	1,958	128,351
Gecina SA	2,205	216,514
Groupe Eurotunnel SE	25,918	490,282
Hermes International SCA	3,100	7,592,390
ICADE	46,326	1,125,963
Kering SA	198,390	53,161,412
Klepierre	9,781	381,918
L’Oreal SA	22,400	10,458,247
LVMH Moet Hennessy Louis Vuitton SE	30,312	17,897,241
Nexans SA	24,676	3,762,358
Orange SA	94,599	1,541,886
Safran SA	30,904	10,270,281
Safran SA, ADR	5,200	430,326
Sanofi SA	211,981	21,031,063
Sartorius Stedim Biotech	12,652	2,594,582
Schneider Electric SE	17,570	4,316,711
Societe Generale SA	258,695	15,963,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Thales SA	6,792	1,786,564
TotalEnergies SE	126,900	7,966,915
VINCI SA	11,760	1,595,027
Total		349,182,618
Germany 7.2%
Adidas AG	85,331	16,601,663
Adidas AG, ADR	8,151	792,644
Allianz SE, Registered Shares	18,291	7,733,118
Auto1 Group SE(a)	67,188	2,273,731
BioNTech SE, ADR(a)	22,807	2,280,700
Continental AG	5,196	455,612
CTS Eventim AG & Co. KGaA	2,732	256,095
Deutsche Bank AG, Registered Shares	407,800	14,328,522
Deutsche Boerse AG	46,940	13,816,037
Deutsche Lufthansa AG, Registered Shares	28,503	265,728
Deutsche Post AG	13,096	596,885
Deutsche Telekom AG, Registered Shares	705,451	25,815,992
E.ON SE	360,101	6,421,089
Heidelberg Materials AG	7,427	1,756,845
Infineon Technologies AG	922,337	37,754,828
Krones AG	5,227	803,901
Mercedes-Benz Group AG, Registered Shares	39,941	2,499,700
Merck KGaA	62,100	7,884,676
Montana Aerospace AG(a),(b)	88,616	2,803,996
MTU Aero Engines AG	2,571	1,145,811
Nemetschek SE	8,349	1,153,407
Puma SE	504	12,702
Rational AG	5,495	4,096,046
Rheinmetall AG	2,106	4,085,115
SAP SE	182,760	49,746,612
Scout24 SE	95,814	12,414,136
Siemens Energy AG(a)	31,616	3,363,290
Volkswagen AG	876	104,840
Total		221,263,721
Greece 0.1%
Eurobank Ergasias Services and Holdings SA	801,990	2,947,366
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.8%
AIA Group Ltd.	3,419,600	32,501,096
AIA Group Ltd., ADR	178,236	6,771,186
BOC Hong Kong Holdings Ltd.	2,862,000	12,993,840
CK Asset Holdings Ltd.	88,000	416,372
CK Hutchison Holdings Ltd.	245,500	1,624,277
CK Infrastructure Holdings Ltd.	30,000	201,436
CLP Holdings Ltd.	237,000	2,005,805
Galaxy Entertainment Group Ltd.	100,000	530,149
Galaxy Entertainment Group Ltd., ADR	30,716	812,745
Hang Seng Bank Ltd.	172,800	2,477,775
Henderson Land Development Co., Ltd.	49,000	170,037
HKT Trust & HKT Ltd.	174,000	263,941
Hong Kong Exchanges & Clearing Ltd., ADR	5,984	350,722
Hong Kong Exchanges and Clearing Ltd.	411,200	24,091,461
Hongkong Land Holdings Ltd.	157,900	979,031
Jardine Matheson Holdings Ltd.	136,600	8,270,929
Link REIT (The)	136,300	728,002
Man Wah Holdings Ltd.	266,000	161,699
Melco Resorts & Entertainment Ltd., ADR(a)	247,757	2,462,705
MTR Corp.	82,500	279,706
Plover Bay Technologies Ltd.	675,000	569,163
Power Assets Holdings Ltd.	195,500	1,274,776
Sands China Ltd.	1,296,800	3,415,312
SJM Holdings Ltd.(a)	2,173,000	810,334
Sun Hung Kai Properties Ltd.	73,500	868,211
SUNeVision Holdings Ltd.	1,638,000	1,609,266
Swire Pacific Ltd., Class A	18,500	158,575
Techtronic Industries Co., Ltd.	496,500	6,420,936
Techtronic Industries Co., Ltd., ADR	32,372	2,104,342
Texwinca Holdings Ltd.	1,972,000	203,131
United Laboratories International Holdings Ltd. (The)	690,000	1,361,428
WH Group Ltd.	418,000	449,183
Wharf Real Estate Investment Co., Ltd.	75,000	219,067
Wynn Macau Ltd.	215,200	199,009
Total		117,755,647
Common Stocks (continued)
Issuer	Shares	Value ($)
India 0.5%
HDFC Bank Ltd., ADR	124,431	8,854,510
ICICI Lombard General Insurance Co., Ltd.	227,592	4,751,879
Reliance Industries Ltd., GDR(b)	33,244	1,998,043
Total		15,604,432
Ireland 1.2%
AIB Group PLC	135,604	1,101,766
AIB Group PLC	33,720	274,634
Bank of Ireland Group PLC	65,569	969,821
Cairn Homes PLC	143,392	369,898
Dalata Hotel Group PLC	45,808	341,373
James Hardie Industries PLC(a)	3,222	65,436
Kingspan Group PLC	108,119	8,341,756
Ryanair Holdings PLC, ADR	230,843	14,651,605
Smurfit WestRock PLC	194,878	9,229,422
Total		35,345,711
Israel 0.4%
Bank Hapoalim BM	63,226	1,235,677
Bank Leumi Le-Israel BM	80,660	1,550,047
CyberArk Software Ltd.(a)	2,345	1,062,895
Elbit Systems Ltd.	864	420,290
Elbit Systems Ltd.	629	302,052
ICL Group Ltd.	9,396	60,510
Israel Chemicals Ltd.	25,037	162,745
Israel Discount Bank Ltd.	60,219	596,568
Mizrahi Tefahot Bank Ltd.	7,805	509,720
Monday.com Ltd.(a)	20,499	3,956,307
NiCE Ltd.(a)	2,787	392,871
Oddity Tech Ltd., Class A(a)	30,046	1,809,070
Wix.com Ltd.(a)	5,622	793,152
Total		12,851,904
Italy 4.4%
Azimut Holding SpA	5,060	181,539
Banca Generali SpA	131,851	7,677,972
Banca IFIS SpA	11,623	314,218
Banca Mediolanum SpA	10,937	221,229
Banco BPM SpA	66,275	909,235
BPER Banca SPA	74,995	778,977
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Enav SpA	442,431	2,177,724
Enel SpA	1,406,854	12,982,660
ENI SpA	107,332	1,918,715
Ferrari NV	17,450	8,304,248
FinecoBank Banca Fineco SpA	473,013	10,383,511
Generali	638,750	24,934,946
Infrastrutture Wireless Italiane SpA	78,058	946,416
Intesa Sanpaolo SpA	1,012,972	6,377,218
Leonardo SpA, ADR	15,998	452,184
Leonardo-Finmeccanica SpA	82,556	4,689,877
Mediobanca Banca di Credito Finanziario SpA	25,571	619,392
Nexi SpA	24,021	152,427
Poste Italiane SpA	434,948	10,187,154
Prysmian SpA	13,897	1,212,834
Recordati Industria Chimica e Farmaceutica SpA	101,700	6,287,956
Technoprobe SpA(a)	289,148	2,289,174
Telecom Italia SpA(a)	478,761	229,610
UniCredit SpA	386,228	29,872,696
Unipol Assicurazioni SpA	17,840	372,732
Total		134,474,644
Japan 15.5%
Advantest Corp.	29,400	2,248,203
Aeon Co., Ltd.	120,600	1,463,005
AGC, Inc.	101,400	3,179,624
Aida Engineering Ltd.	19,200	119,464
Aisin Corp.	24,900	409,766
Ajinomoto Co., Inc.	45,600	1,236,635
ANA Holdings, Inc.	6,100	122,983
Asahi Kasei Corp.	68,900	562,264
Asics Corp.	32,900	884,404
Astellas Pharma, Inc.	92,600	1,016,533
AUTOSERVER Co., Ltd.	44,300	728,629
Bandai Namco Holdings, Inc.	29,100	1,000,519
B-R31 Ice Cream Co., Ltd.	53,700	1,515,930
Brother Industries Ltd.	79,000	1,331,214
Canon, Inc.	177,300	5,188,692
Capcom Co., Ltd.	230,500	6,220,033
Capcom Co., Ltd., ADR	21,686	295,905
Central Japan Railway Co.	240,300	6,391,534
Common Stocks (continued)
Issuer	Shares	Value ($)
Chubu Electric Power Co., Inc.	31,600	435,124
Dai-ichi Life Holdings, Inc.	168,000	1,378,536
Daiichi Sankyo Co., Ltd.	87,400	2,089,880
Daikin Industries Ltd.	71,500	8,932,811
Daikokutenbussan Co., Ltd.	7,400	374,832
Daiwa Securities Group, Inc.	661,900	5,131,291
Digital Arts, Inc.	10,200	533,215
East Japan Railway Co.	51,500	1,263,576
Eisai Co., Ltd.	18,400	562,538
Electric Power Development Co., Ltd.	63,800	1,216,351
ENEOS Holdings, Inc.	137,100	811,823
FANUC Corp.	1,034,950	28,771,081
Fast Retailing Co., Ltd.	10,300	3,219,565
FUJIFILM Holdings Corp.	29,500	698,878
Fujikura Ltd.	8,100	687,195
Glory Ltd.	52,400	1,358,533
Hankyu Hanshin Holdings, Inc.	10,700	316,794
House Foods Group, Inc.	9,200	177,076
Hoya Corp.	82,200	10,614,214
Idemitsu Kosan Co., Ltd.	45,000	298,542
Inpex Corp.	1,039,000	17,654,866
IT Holdings Corp.	9,400	312,950
Japan Airlines Co., Ltd.	9,200	195,643
Japan Exchange Group, Inc.	201,300	2,104,014
Japan Post Bank Co., Ltd.	246,000	3,092,255
Japan Post Holdings Co., Ltd.	411,100	4,195,033
Japan Post Insurance Co., Ltd.	78,800	2,206,317
Kansai Electric Power Co., Inc. (The)	47,600	660,434
Kao Corp.	23,100	1,049,573
KDDI Corp.	253,400	4,379,592
Keyence Corp.	35,700	13,610,387
Kikkoman Corp.	31,900	273,786
Kintetsu Department Store Co., Ltd.	152,500	1,973,001
Kioxia Holdings Corp.(a)	180,300	3,108,135
Kirin Holdings Co., Ltd.	203,200	2,949,768
Konami Holdings Corp.	12,400	1,870,396
Kubota Corp.	49,400	571,166
Kusuri no Aoki Holdings Co., Ltd.	8,900	236,198
Kyocera Corp.	101,600	1,351,249
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Kyowa Hakko Kirin Co., Ltd.	11,900	205,517
Lasertec Corp.	3,700	384,135
LY Corp.	149,000	471,731
Makita Corp.	11,700	395,008
Mazda Motor Corp.	25,300	168,798
MEIJI Holdings Co., Ltd.	12,600	262,195
MISUMI Group, Inc.	70,500	1,069,235
Mitsubishi Chemical Group Corp.	131,900	749,497
Mitsubishi Electric Corp.	93,800	2,239,290
Money Forward, Inc.(a)	119,300	5,194,442
MonotaRO Co., Ltd	307,380	5,296,340
MS&AD Insurance Group Holdings, Inc.	210,700	4,901,275
Murata Manufacturing Co., Ltd.	1,174,900	18,967,070
Nexon Co., Ltd.	76,200	1,724,345
Nidec Corp.	42,300	912,930
Nihon M&A Center Holdings, Inc.	966,200	4,918,143
Nihon Unisys Ltd.	3,500	150,720
Nintendo Co., Ltd.	289,450	25,815,754
Nintendo Co., Ltd., ADR	43,605	974,354
Nisshin Seifun Group, Inc.	61,600	749,009
Nissin Foods Holdings Co., Ltd.	9,300	175,130
Nitori Co., Ltd.	2,800	258,396
Nomura Holdings, Inc.	150,400	1,070,137
Nomura Research Institute Ltd.	130,100	5,106,980
NTT, Inc.	15,875,300	16,790,913
NTT, Inc., ADR	6,298	166,362
Obic Co., Ltd.	230,100	8,136,145
Olympus Corp.	351,400	4,073,092
Oracle Corp. Japan	2,300	238,055
Oriental Land Co., Ltd.	53,700	1,278,509
ORIX Corp.	229,600	5,930,109
ORIX Corp., ADR	3,745	97,070
Osaka Gas Co., Ltd.	86,300	2,456,021
OSG Corp.	17,300	236,670
Otsuka Corp.	11,700	240,288
Otsuka Holdings Co., Ltd.	21,400	1,122,911
Panasonic Holdings Corp.	106,800	1,081,060
Press Kogyo Co., Ltd.	149,800	665,018
Rakus Co., Ltd.	150,200	2,665,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Rakuten Group, Inc.(a)	70,400	433,344
Recruit Holdings Co., Ltd.	113,500	6,494,848
Renesas Electronics Corp.	2,670,100	31,167,159
Ricoh Co., Ltd.	24,400	215,672
San-Ai Obbli Co., Ltd.	38,500	543,346
Sanrio Co., Ltd.	9,300	481,194
SCSK Corp.	8,000	254,833
Seiko Epson Corp.	190,300	2,419,943
Sekisui Chemical Co., Ltd.	17,500	332,120
Shikoku Electric Power Co., Inc.	86,700	811,885
Shimadzu Corp.	169,700	4,155,430
Shimano, Inc.	48,933	5,426,320
Shin-Etsu Chemical Co., Ltd.	341,100	10,389,023
Shionogi & Co., Ltd.	36,900	638,286
Shiseido Co., Ltd.	17,600	285,635
SMC Corp.	106,688	32,652,812
SoftBank Corp.	1,517,300	2,347,083
Sompo Holdings, Inc.	597,600	19,098,978
Sony Group Corp.	408,515	11,165,181
Sugi Holdings Co., Ltd.	67,400	1,703,403
Sumitomo Mitsui Financial Group, Inc.	227,100	6,185,204
Sumitomo Mitsui Trust Group, Inc.	32,700	930,609
Suntory Beverage & Food Ltd.	44,100	1,365,185
Suzuken Co., Ltd.	29,200	1,154,846
Sysmex Corp.	466,000	5,851,993
T&D Holdings, Inc.	24,200	626,534
Takeda Pharmaceutical Co., Ltd.	84,400	2,540,673
Takeda Pharmaceutical Co., Ltd. ADR	170,071	2,549,364
Terumo Corp.	545,900	9,788,450
Toei Animation Co., Ltd.	25,200	535,813
Toei Co., Ltd.	9,000	310,062
Toho Co., Ltd.	5,700	361,823
Tokio Marine Holdings, Inc.	90,400	3,877,071
Tokyo Electric Power Co. Holdings, Inc.(a)	72,200	365,933
Tokyo Electron Ltd.	22,500	3,064,189
Tokyo Gas Co., Ltd.	16,400	626,561
Tokyo Metro Co., Ltd.	15,200	176,452
Tokyu Corp.	39,000	492,252
TOTO Ltd.	7,800	201,418
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyota Tsusho Corp.	33,000	878,308
Trend Micro, Inc.	8,500	450,491
Tsuruha Holdings, Inc.	108,500	1,673,927
TV Asahi Holdings Corp.	20,400	428,330
Unicharm Corp.	725,300	4,840,123
United Arrows Ltd.	50,100	707,656
United Urban Investment Corp.	83	100,044
Welcia Holdings Co., Ltd.	62,900	1,109,005
Yakult Honsha Co., Ltd.	11,900	194,400
Yamada Holdings Co., Ltd.	73,900	233,025
Yokogawa Electric Corp.	11,400	332,772
Yonex Co., Ltd.	11,600	327,910
Zensho Holdings Co., Ltd.	4,300	271,268
Zuken, Inc.	65,800	2,206,254
Total		477,694,801
Kazakhstan 0.2%
Kaspi.KZ JSC, ADR	51,274	4,817,705
Luxembourg 0.3%
ArcelorMittal SA	252,540	8,413,324
CVC Capital Partners PLC(b)	9,705	195,902
Eurofins Scientific SE	6,517	494,869
Total		9,104,095
Netherlands 6.1%
ABN AMRO Bank NV	26,360	760,319
Adyen NV(a)	6,174	10,367,202
Adyen NV, ADR(a)	44,330	743,636
Aegon Ltd.	67,592	531,160
Aegon Ltd., Registered Shares	883,057	6,879,014
Akzo Nobel NV	387,503	26,786,062
ASML Holding NV	27,814	20,654,472
ASR Nederland NV	7,414	514,366
Euronext NV(b)	3,608	595,608
EXOR NV	66,544	6,668,751
Heineken Holding NV	6,317	448,554
Heineken NV	252,736	20,499,410
IMCD NV	48,523	5,448,923
ING Groep NV	975,020	23,278,587
ING Groep NV ADR	584,919	13,938,620
Common Stocks (continued)
Issuer	Shares	Value ($)
JDE Peet’s NV	8,287	303,481
Koninklijke Philips NV	822,881	22,727,157
NN Group NV	13,326	917,257
Topicus.com, Inc.(a)	62,116	7,712,543
Universal Music Group NV	389,483	11,010,415
Wolters Kluwer NV	52,330	6,592,202
Wolters Kluwer NV, ADR	1,979	249,364
Total		187,627,103
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,649	356,648
Xero Ltd.(a)	7,949	847,626
Total		1,204,274
Norway 0.1%
DNB Bank ASA	42,808	1,127,913
Equinor ASA	42,526	1,049,492
Equinor ASA, ADR	40,557	998,108
Kongsberg Gruppen ASA	22,610	675,276
Telenor ASA	31,077	518,474
Total		4,369,263
Panama 0.1%
Copa Holdings SA, Class A	33,104	3,884,423
Portugal 0.2%
Banco Comercial Portugues SA	4,877,626	4,131,757
Galp Energia SGPS SA	21,050	409,165
Jeronimo Martins SGPS SA	13,965	345,457
Jeronimo Martins SGPS SA, ADR	8,550	423,610
Total		5,309,989
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(a),(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(a),(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(a),(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(a),(c),(d),(e),(f),(g)	436,630	0
Total		0
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.1%
CapitaLand Ascendas REIT	3,764,200	7,978,957
Genting Singapore Ltd.	251,800	141,249
Keppel Corp., Ltd.	70,500	480,459
Singapore Airlines Ltd.	73,600	377,368
Singapore Exchange	43,400	560,281
Singapore Technologies Engineering Ltd.	73,000	436,876
Singapore Telecommunications Ltd.	2,891,200	9,716,692
STMicroelectronics NV	14,796	403,211
STMicroelectronics NV	17,622	479,737
United Overseas Bank Ltd.	474,500	12,994,970
UOL Group Ltd.	26,100	151,540
Total		33,721,340
South Africa 0.2%
Discovery Ltd.	615,052	7,566,116
South Korea 2.6%
Coupang, Inc., Class A(a)	219,869	6,283,856
Hana Financial Group, Inc.	44,584	2,628,292
Samsung Electronics Co., Ltd.	868,306	43,380,391
Samsung Electronics Co., Ltd. GDR	9,416	11,646,303
Samsung Fire and Marine	17,744	5,647,391
Shinhan Financial Group Co., Ltd.	197,024	9,232,231
Total		78,818,464
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	8,447	638,481
Aena SME SA(b)	51,506	1,492,877
Amadeus IT Group SA, Class A	218,092	18,293,162
Banco Bilbao Vizcaya Argentaria SA	282,661	5,144,151
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	686,166
Banco de Sabadell SA	272,376	1,034,543
Banco Santander SA	780,667	7,455,405
Banco Santander SA	5,106	48,471
Banco Santander SA, ADR	86,717	826,413
Bankinter SA	189,947	2,834,801
CaixaBank SA	781,597	7,804,268
Cellnex Telecom SA	181,403	6,457,423
Grifols SA	11,345	160,570
Industria de Diseno Textil SA	299,541	14,815,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Mapfre SA	150,458	659,409
Repsol SA	649,739	10,653,187
Total		79,004,438
Sweden 1.7%
Alfa Laval AB	13,886	632,171
Atlas Copco AB, Class B	1,209,238	17,195,624
Evolution AB(b)	8,046	697,053
H & M Hennes & Mauritz AB	29,234	429,615
Hexagon AB, Class B	886,261	9,876,251
Industrivarden AB, Class A	10,216	406,596
Industrivarden AB, Class C	52,755	2,099,931
Investor AB, Class A	9	277
Investor AB, Class B	230,365	7,096,843
L E Lundbergforetagen AB, Class B	3,981	201,502
MIPS AB	48,251	2,047,368
Skandinaviska Enskilda Banken AB, Class A	31,023	573,694
Svenska Handelsbanken AB, Class A	72,318	930,580
Swedbank AB, Class A	42,605	1,199,028
Tele2 AB, Class B	27,858	490,639
Telefonaktiebolaget LM Ericsson, ADR	685,421	5,394,263
Telefonaktiebolaget LM Ericsson, Class B	141,214	1,117,964
Telia Co. AB	114,200	426,333
Total		50,815,732
Switzerland 4.8%
ABB Ltd.	186,075	12,487,702
ABB Ltd.	16,996	1,143,416
Adecco Group AG, Registered Shares	39	1,249
Banque Cantonale Vaudoise, Registered Shares	1,083	125,890
Cie Financiere Richemont SA, Class A, Registered Shares	29,889	5,233,049
Coca-Cola HBC AG(a)	5,735	290,101
Glencore PLC(a)	2,207,401	8,720,451
Huber + Suhner AG, Registered Shares	992	150,124
Julius Baer Group Ltd.	13,526	976,656
Logitech International SA	7,509	777,482
Logitech International SA	59,475	6,141,256
Lonza Group AG, Registered Shares	13,242	9,397,701
Roche Holding AG, Genusschein Shares	133,439	43,511,575
Sandoz Group AG, ADR	105,143	6,597,676
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Schindler Holding AG	3,965	1,473,800
Schindler Holding AG, Registered Shares	2,302	823,289
SGS SA, Registered Shares	92,556	9,441,662
Sonova Holding AG	6,410	1,867,154
STMicroelectronics NV, Registered Shares	12,794	345,310
Sunrise Communications AG, Class A, ADR(a)	20,712	1,298,435
Swatch Group AG (The)	37,784	6,831,922
Swatch Group AG (The), Registered Shares	2,441	90,089
Swiss Life Holding AG, Registered Shares	234	252,874
Temenos AG, Registered Shares	5,028	447,080
UBS AG	181,450	7,350,436
UBS Group AG, Registered Shares	194,194	7,868,741
VAT Group AG	18,470	6,040,292
Vontobel Holding AG, Registered Shares	5,622	428,862
VZ Holding AG	3,432	777,508
Zurich Insurance Group AG	7,187	5,251,940
Total		146,143,722
Taiwan 2.0%
Sea Ltd. ADR(a)	95,751	17,861,392
Taiwan Semiconductor Manufacturing Co., Ltd.	681,400	25,519,392
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	76,600	17,684,642
Total		61,065,426
United Kingdom 15.4%
Admiral Group PLC	18,751	918,862
AJ Bell PLC	202,711	1,399,407
Associated British Foods PLC	15,967	466,615
AstraZeneca PLC	222,697	35,501,112
AstraZeneca PLC	14,845	2,382,518
Auto Trader Group PLC	42,476	461,264
Aviva PLC	127,211	1,120,215
B&M European Value Retail SA	655,663	2,132,582
Barclays Bank PLC	8,172,242	39,820,490
Barclays Bank PLC, ADR	332,193	6,520,949
Berkeley Group Holdings PLC	171,553	8,348,558
BP PLC	4,772,171	27,915,410
British American Tobacco PLC	206,142	11,706,321
BT Group PLC	296,697	868,668
Compass Group PLC	396,228	13,466,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Diageo PLC	812,836	22,543,074
Diageo PLC, ADR	74,509	8,332,341
Experian PLC	399,479	20,707,216
Gamma Communications PLC	7,666	109,416
Halma PLC	120,800	5,370,434
Hiscox Ltd.	17,718	312,375
IG Group Holdings PLC	259,788	3,968,709
Informa PLC	63,348	746,207
International Consolidated Airlines Group SA	27,742	143,429
International Consolidated Airlines Group SA	36,161	187,042
Kingfisher PLC	869,177	3,027,439
Legal & General Group PLC	345,247	1,155,506
Lloyds Banking Group PLC	7,608,147	8,161,517
London Stock Exchange Group PLC, ADR	10,243	321,784
M&G PLC	118,322	423,835
National Grid PLC	1,694,377	23,799,368
NatWest Group PLC	550,674	3,800,829
NatWest Group PLC, ADR	239,725	3,346,561
OSB Group PLC	40,593	289,342
Prudential PLC	1,458,903	19,458,544
Prudential PLC	4,650	60,647
Prudential PLC, ADR	101,594	2,702,400
Quilter PLC(b)	205,951	455,643
Quilter PLC(b)	226,122	501,227
Reckitt Benckiser Group PLC	551,958	41,268,463
Reckitt Benckiser Group PLC, ADR	903	13,590
RELX PLC	122,092	5,702,873
RELX PLC	359,988	16,751,892
Rio Tinto PLC	134,292	8,394,844
Rolls-Royce Holdings PLC	2,708,252	39,053,942
Sage Group PLC (The)	577,283	8,468,252
Sage Group PLC (The), ADR	7,170	420,879
Segro PLC	1,351,848	11,471,921
Smith & Nephew PLC	744,360	13,961,646
Smiths Group PLC	103,865	3,307,115
Standard Chartered PLC	651,461	12,206,808
Unilever PLC	120,970	7,631,406
Vodafone Group PLC	4,132,412	4,948,251
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Vodafone Group PLC, ADR	1,513,229	18,098,219
Total		474,654,849
United States 2.3%
Carnival Corp.(a)	749,994	23,917,309
CRH PLC	113,627	12,811,211
Dole PLC	16,548	243,587
Ferrovial SE	13,461	736,241
GSK PLC	1,150,098	22,726,056
Spotify Technology SA(a)	15,462	10,543,229
Total		70,977,633
Total Common Stocks (Cost $2,438,504,963)		3,020,261,657

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares Core MSCI EAFE ETF	25,914	2,215,906
iShares MSCI EAFE ETF	12,185	1,114,684
Vanguard FTSE Developed Markets ETF	40,482	2,376,698
Total		5,707,288
Total Exchange-Traded Equity Funds (Cost $5,518,125)		5,707,288

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
Porsche AG	2,534	134,410
Porsche Automobil Holding SE	7,190	306,354
Volkswagen AG	67,423	7,856,642
Total		8,297,406
Total Preferred Stocks (Cost $9,411,541)		8,297,406

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(f) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(h),(i)	13,697,489	13,693,380
Total Money Market Funds (Cost $13,692,577)		13,693,380
Total Investments in Securities (Cost $2,467,127,206)		3,047,959,731
Other Assets & Liabilities, Net		26,487,969
Net Assets		$3,074,447,700
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $21,829,384, which represents 0.71% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/20-06/10/21	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/19-08/16/21	2,020,100	4,978,804	—
Lukoil PJSC	03/30/20-12/29/21	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/19-08/16/21	5	123	—
Rosneft Oil Co. PJSC	03/31/20-03/16/21	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/21-04/08/21	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(i)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	43,727,648	687,814,248	(717,845,480)	(3,036)	13,693,380	1,579	1,527,326	13,697,489
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	4,764,713	26,986,939	—	31,751,652
Austria	—	5,645,555	—	5,645,555
Belgium	—	28,910,567	—	28,910,567
Brazil	31,104,166	—	—	31,104,166
Canada	107,561,748	476,315	—	108,038,063
Chile	—	534,336	—	534,336
China	18,683,037	108,813,513	—	127,496,550
Denmark	1,181,574	69,876,917	—	71,058,491
Finland	10,091,296	19,425,565	—	29,516,861
France	—	349,182,618	—	349,182,618
Germany	2,280,700	218,983,021	—	221,263,721
Greece	—	2,947,366	—	2,947,366
Hong Kong	2,462,705	115,292,942	—	117,755,647
India	8,854,510	6,749,922	—	15,604,432
Ireland	24,592,298	10,753,413	—	35,345,711
Israel	7,983,986	4,867,918	—	12,851,904
Italy	—	134,474,644	—	134,474,644
Japan	5,721,037	471,973,764	—	477,694,801
Kazakhstan	4,817,705	—	—	4,817,705
Luxembourg	—	9,104,095	—	9,104,095
Netherlands	28,530,177	159,096,926	—	187,627,103
New Zealand	—	1,204,274	—	1,204,274
Norway	998,108	3,371,155	—	4,369,263
Panama	3,884,423	—	—	3,884,423
Portugal	—	5,309,989	—	5,309,989
Russian Federation	—	—	0 *	0 *
Singapore	—	33,721,340	—	33,721,340
South Africa	7,566,116	—	—	7,566,116
South Korea	6,283,856	72,534,608	—	78,818,464
Spain	1,512,579	77,491,859	—	79,004,438
Sweden	5,394,263	45,421,469	—	50,815,732
Switzerland	8,991,533	137,152,189	—	146,143,722
Taiwan	35,546,034	25,519,392	—	61,065,426
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	39,611,113	435,043,736	—	474,654,849
United States	34,704,125	36,273,508	—	70,977,633
Total Common Stocks	403,121,802	2,617,139,855	0 *	3,020,261,657
Exchange-Traded Equity Funds	5,707,288	—	—	5,707,288
Preferred Stocks
Germany	—	8,297,406	—	8,297,406
Total Preferred Stocks	—	8,297,406	—	8,297,406
Warrants
Canada	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Money Market Funds	13,693,380	—	—	13,693,380
Total Investments in Securities	422,522,470	2,625,437,261	0 *	3,047,959,731

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,453,434,629)	$3,034,266,351
Affiliated issuers (cost $13,692,577)	13,693,380
Foreign currency (cost $3,983,765)	3,992,534
Receivable for:
Investments sold	20,382,000
Capital shares sold	1,178,668
Dividends	4,713,510
Foreign tax reclaims	12,187,202
Prepaid expenses	15,638
Deferred compensation of board members	81,152
Total assets	3,090,510,435
Liabilities
Payable for:
Investments purchased	13,406,102
Capital shares redeemed	1,937,145
Management services fees	65,194
Transfer agent fees	279,530
Compensation of board members	3,981
Other expenses	216,692
Deferred compensation of board members	154,091
Total liabilities	16,062,735
Net assets applicable to outstanding capital stock	$3,074,447,700
Represented by
Paid in capital	2,345,630,383
Total distributable earnings (loss)	728,817,317
Total - representing net assets applicable to outstanding capital stock	$3,074,447,700
Institutional Class
Net assets	$3,074,447,700
Shares outstanding	220,827,237
Net asset value per share	$13.92
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$77,344,081
Dividends — affiliated issuers	1,527,326
European Union tax reclaim	1,138,302
Foreign taxes withheld	(6,955,787)
Total income	73,053,922
Expenses:
Management services fees	21,883,722
Transfer agent fees
Institutional Class	3,615,612
Custodian fees	405,942
Printing and postage fees	285,100
Registration fees	90,414
Accounting services fees	47,003
Legal fees	59,723
Interest on interfund lending	7,616
Compensation of chief compliance officer	433
Compensation of board members	40,502
Deferred compensation of board members	15,298
Other	341,267
Total expenses	26,792,632
Net investment income	46,261,290
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	211,534,260
Investments — affiliated issuers	1,579
Foreign currency translations	651,931
Net realized gain	212,187,770
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	141,041,331
Investments — affiliated issuers	(3,036)
Foreign currency translations	596,425
Foreign capital gains tax	45,997
Net change in unrealized appreciation (depreciation)	141,680,717
Net realized and unrealized gain	353,868,487
Net increase in net assets resulting from operations	$400,129,777
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income	$46,261,290	$47,301,909
Net realized gain	212,187,770	180,811,776
Net change in unrealized appreciation (depreciation)	141,680,717	185,171,664
Net increase in net assets resulting from operations	400,129,777	413,285,349
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(177,342,829)	(50,531,449)
Institutional 3 Class	—	(70)
Total distributions to shareholders	(177,342,829)	(50,531,519)
Increase in net assets from capital stock activity	35,380,634	99,757,607
Total increase in net assets	258,167,582	462,511,437
Net assets at beginning of year	2,816,280,118	2,353,768,681
Net assets at end of year	$3,074,447,700	$2,816,280,118

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	52,511,257	657,107,732	53,730,566	649,253,928
Distributions reinvested	15,680,180	177,342,829	4,386,410	50,531,449
Shares redeemed	(63,339,644)	(799,069,927)	(51,538,513)	(600,024,836)
Net increase	4,851,793	35,380,634	6,578,463	99,760,541
Institutional 3 Class
Shares redeemed	—	—	(249)	(2,934)
Net decrease	—	—	(249)	(2,934)

Total net increase	4,851,793	35,380,634	6,578,214	99,757,607
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$13.04	$11.24	$9.36	$12.67	$10.02
Income (loss) from investment operations:
Net investment income	0.21 (a)	0.23 (a)	0.22	0.24	0.15
Net realized and unrealized gain (loss)	1.52	1.83	1.90	(3.17)	2.65
Total from investment operations	1.73	2.06	2.12	(2.93)	2.80
Distributions to shareholders
Distributions from net investment income	(0.24)	(0.26)	(0.24)	(0.14)	(0.15)
Distributions from net realized gains	(0.61)	—	—	(0.24)	—
Total distributions to shareholders	(0.85)	(0.26)	(0.24)	(0.38)	(0.15)
Net asset value, end of period	$13.92	$13.04	$11.24	$9.36	$12.67
Total return	14.81%	18.68%	23.04%	(23.66%)	28.10%
Ratios to average net assets
Total gross expenses(b)	0.95%(c)	0.98%	0.99%(c)	0.96%(c)	0.99%(c)
Total net expenses(b),(d)	0.95%(c)	0.97%	0.98%(c)	0.96%(c)	0.99%(c)
Net investment income	1.63%(a)	1.97%(a)	2.09%	2.20%	1.24%
Supplemental data
Net assets, end of period (in thousands)	$3,074,448	$2,816,280	$2,353,766	$2,236,756	$2,531,606
Portfolio turnover	59%	67%	43%	59%	82%

Notes to Financial Highlights
(a)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 8/31/2025
Institutional Class	0.01	0.04
Year Ended 8/31/2024
Institutional Class	0.01	0.08

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements
August 31, 2025
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited, Causeway Capital Management LLC, and Walter Scott & Partners Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of the investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.13
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (pfic) holdings, former pfic holdings, trustees’ deferred compensation, non-deductible expenses and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
5,327,551	(19,264,551)	13,937,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2025			Year Ended August 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
51,879,890	125,462,939	177,342,829	50,531,519	—	50,531,519
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
73,599,880	135,920,391	—	518,250,890
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,529,708,841	649,885,879	(131,634,989)	518,250,890
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,654,771,617 and $1,722,185,081, respectively, for the year ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $18,062 for the year ended August 31, 2025.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	9,383,333	4.88	6
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager International Equity Strategies Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager International Equity Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager International Equity Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Multi-Manager International Equity Strategies Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
95.41%	$184,204,102	$5,725,855	$0.03	$77,119,727	$0.35
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Multi-Manager International Equity Strategies Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager International Equity Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited, Causeway Capital Management LLC, and Walter Scott & Partners Limited (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

Multi-Manager International Equity Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Multi-Manager International Equity Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Multi-Manager International Equity Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager International Equity Strategies Fund  | 2025

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Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN302_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025